Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($)	Adjusted Compensation EBITDA(4)

2023	$20,790,267	$56,444,245	$4,675,605	$13,712,268	$146.29	$137.70	$220,000,000	$1,251,000,000

2022	$16,660,642	$16,629,914	$5,991,767	$5,913,035	$101.06	$103.07	$455,000,000	$1,135,000,000

2021	$24,070,053	$36,922,378	$7,066,577	$9,717,383	$107.15	$124.59	$(222,000,000)	$277,100,000

2020	$13,006,023	$13,609,704	$3,604,660	$5,922,049	$82.96	$94.71	$(703,000,000)	$(177,000,000)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2022	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2021	Mark S. Hoplamazian	Joan Bottarini, Alejandro Reynal, H. Charles Floyd, and Mark R. Vondrasek

2020	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, adjusted as follows:

	2023
Adjustments	PEO	Average Non-PEO NEOs

Total Compensation in the SCT	$20,790,267	$4,675,605

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(16,807,009)	$(3,235,722)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$19,534,732	$3,898,631

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$24,533,039	$5,535,916

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$8,303,669	$2,822,598

Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$89,547	$15,240

Total Adjustments	$35,653,978	$9,036,663

Total Compensation Actually Paid	$56,444,245	$13,712,268

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR” ) of the Russell 1000 Hotel/Motel Index.

(4)
Adjusted Compensation EBITDA is not a measure recognized in accordance with accounting principles generally accepted in the United States of America (“GAAP). “Adjusted Compensation EBITDA” means our Adjusted EBITDA as described in Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Key Business Metrics Evaluated by Management — Adjusted Earnings Before Interest Expense, Taxes, Depreciation, and Amortization,” of our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023, plus “Net Financed Contracts” which represent Unlimited Vacation Club contracts signed during the period for which an initial cash down payment has been received and the remaining balance is contractually due in monthly installments over an average term of less than 4 years, plus “Net Deferrals” which represent the change in contract liabilities associated with the Unlimited Vacation Club membership contracts less the change in deferred cost assets associated with the contracts, plus $63.9M in variable compensation expense included in Adjusted EBITDA.

Company Selected Measure Name	Adjusted Compensation EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2022	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2021	Mark S. Hoplamazian	Joan Bottarini, Alejandro Reynal, H. Charles Floyd, and Mark R. Vondrasek

2020	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR” ) of the Russell 1000 Hotel/Motel Index.
PEO Total Compensation Amount	$ 20,790,267	$ 16,660,642	$ 24,070,053	$ 13,006,023
PEO Actually Paid Compensation Amount	$ 56,444,245	16,629,914	36,922,378	13,609,704
Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, adjusted as follows:

	2023
Adjustments	PEO	Average Non-PEO NEOs

Total Compensation in the SCT	$20,790,267	$4,675,605

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(16,807,009)	$(3,235,722)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$19,534,732	$3,898,631

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$24,533,039	$5,535,916

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$8,303,669	$2,822,598

Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$89,547	$15,240

Total Adjustments	$35,653,978	$9,036,663

Total Compensation Actually Paid	$56,444,245	$13,712,268

Non-PEO NEO Average Total Compensation Amount	$ 4,675,605	5,991,767	7,066,577	3,604,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,712,268	5,913,035	9,717,383	5,922,049
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, adjusted as follows:

	2023
Adjustments	PEO	Average Non-PEO NEOs

Total Compensation in the SCT	$20,790,267	$4,675,605

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(16,807,009)	$(3,235,722)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$19,534,732	$3,898,631

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$24,533,039	$5,535,916

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$8,303,669	$2,822,598

Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$89,547	$15,240

Total Adjustments	$35,653,978	$9,036,663

Total Compensation Actually Paid	$56,444,245	$13,712,268

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important performance measures used to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:

•	Adjusted Compensation EBITDA;

•	TSR; and

•	Net Rooms Growth
For additional details regarding certain of our most important performance measures, please see the sections titled “Annual Incentive” and “Annual Incentive — Long-Term Incentive — Annual Long-Term Incentive Grants — PSUs” in the CD&A section of this proxy statement, as applicable.

Total Shareholder Return Amount	$ 146.29	101.06	107.15	82.96
Peer Group Total Shareholder Return Amount	137.7	103.07	124.59	94.71
Net Income (Loss)	$ 220,000,000	$ 455,000,000	$ (222,000,000)	$ (703,000,000)
Company Selected Measure Amount	1,251,000,000	1,135,000,000	277,100,000	(177,000,000)
PEO Name	Mark S. Hoplamazian
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Compensation EBITDA
Non-GAAP Measure Description
(4)
Adjusted Compensation EBITDA is not a measure recognized in accordance with accounting principles generally accepted in the United States of America (“GAAP). “Adjusted Compensation EBITDA” means our Adjusted EBITDA as described in Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Key Business Metrics Evaluated by Management — Adjusted Earnings Before Interest Expense, Taxes, Depreciation, and Amortization,” of our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023, plus “Net Financed Contracts” which represent Unlimited Vacation Club contracts signed during the period for which an initial cash down payment has been received and the remaining balance is contractually due in monthly installments over an average term of less than 4 years, plus “Net Deferrals” which represent the change in contract liabilities associated with the Unlimited Vacation Club membership contracts less the change in deferred cost assets associated with the contracts, plus $63.9M in variable compensation expense included in Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Rooms Growth
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,653,978
PEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,807,009)
PEO | Fair Value Of Awards Granted During Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,534,732
PEO | Fair Value Of Awards Granted During Year That Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,533,039
PEO | Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,303,669
PEO | Dividends Or Other Earnings Paid During Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,547
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,036,663
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,235,722)
Non-PEO NEO | Fair Value Of Awards Granted During Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,898,631
Non-PEO NEO | Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,535,916
Non-PEO NEO | Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,822,598
Non-PEO NEO | Dividends Or Other Earnings Paid During Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,240